Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Total revenues	$ 1,870,972		$ 1,808,966		$ 1,717,577
Cost of services	1,262,310		1,257,970		1,201,012
Selling, general and administrative expenses	251,010		228,540		207,136
Operating income	357,652		322,456		309,429
Nonoperating expenses	(2,798)		(5,905)		(1,617)
Income from continuing operations before income taxes and equity in income of equity investments	354,854		316,551		307,812
Income taxes (Note 20)	115,102		102,597		106,088
Income from continuing operations before equity in income of equity investments	239,752		213,954		201,724
Equity in income of equity investments, net of tax (Note 11)	10,171		8,708		7,142
Income from continuing operations, net of tax	249,923		222,662		208,866
Loss from discontinued operations, net of tax					(3,245)
Net income	249,923		222,662		205,621
Net income attributable to noncontrolling interests	(5,643)		(2,103)		(11,674)
Net income	244,280		220,559		193,947
Basic earnings per share (EPS) attributable to TSYS common shareholders (Note 26):
Income from continuing operations	$ 1.30	[1]	$ 1.15	[1]	$ 1.00	[1]
Loss from discontinued operations					$ (0.02)	[1]
Net income	$ 1.30	[1]	$ 1.15	[1]	$ 0.99	[1]
Diluted EPS attributable to TSYS common shareholders:
Income from continuing operations	$ 1.29	[1]	$ 1.15	[1]	$ 1.00	[1]
Loss from discontinued operations					$ (0.02)	[1]
Net income	$ 1.29	[1]	$ 1.15	[1]	$ 0.99	[1]
Amounts attributable to TSYS common shareholders:
Income from continuing operations	244,280		220,559		197,192
Loss from discontinued operations					(3,245)
Net income	$ 244,280		$ 220,559		$ 193,947

[1]	Note: Basic and diluted EPS amounts for continuing operations and net income may not total due to rounding.